Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated August 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus, dated October 30, 2020, and the Tax Exempt Municipal Prospectus, dated August 10, 2021, each as supplemented from time to time (the “Prospectuses”), and the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Summary Prospectuses, each dated October 30, 2020, each as supplemented from time to time (the “Summary Prospectuses”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index

(PIMCO ETF Trust - Supplement) | PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated August 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus, dated October 30, 2020, and the Tax Exempt Municipal Prospectus, dated August 10, 2021, each as supplemented from time to time (the “Prospectuses”), and the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Summary Prospectuses, each dated October 30, 2020, each as supplemented from time to time (the “Summary Prospectuses”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index

(PIMCO ETF Trust - Supplement) | PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated August 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus, dated October 30, 2020, and the Tax Exempt Municipal Prospectus, dated August 10, 2021, each as supplemented from time to time (the “Prospectuses”), and the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Summary Prospectuses, each dated October 30, 2020, each as supplemented from time to time (the “Summary Prospectuses”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index

(PIMCO ETF Trust - Supplement) | PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated August 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus, dated October 30, 2020, and the Tax Exempt Municipal Prospectus, dated August 10, 2021, each as supplemented from time to time (the “Prospectuses”), and the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Summary Prospectuses, each dated October 30, 2020, each as supplemented from time to time (the “Summary Prospectuses”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index

(PIMCO ETF Trust - Supplement) | PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated August 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus, dated October 30, 2020, and the Tax Exempt Municipal Prospectus, dated August 10, 2021, each as supplemented from time to time (the “Prospectuses”), and the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Summary Prospectuses, each dated October 30, 2020, each as supplemented from time to time (the “Summary Prospectuses”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index